Ordinary Shares (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2024 $ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized
Ordinary shares, shares issued
Ordinary shares, shares outstanding
ADS shares description		In January 2023, 9F Inc. completed an ADS ratio change from one ADS representing one ordinary share to one ADS representing twenty ordinary shares.
Amended and Restated Memorandum of Association [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		4,600,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		4,600,000,000		4,600,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares issued		174,304,260		174,304,260
Ordinary shares, shares outstanding		174,304,260		174,304,260
Designated shares	128,228,600
Number of votes		one
The option holder		1
Class A Ordinary Shares [Member] | Amended and Restated Memorandum of Association [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued		235,466,660		235,466,660
Ordinary shares, shares outstanding		235,466,660		235,466,660
Class A Ordinary Shares [Member] | Incentive Awards [Member]
Ordinary Shares [Line Items]
Share issued			4,142,985
Class A Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Share issued	20
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares issued		61,162,400		61,162,400
Ordinary shares, shares outstanding		61,162,400		61,162,400
Designated shares	66,962,400
Number of votes		five
Class B Ordinary Shares [Member] | Amended and Restated Memorandum of Association [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued		235,466,660		235,466,660
Ordinary shares, shares outstanding		235,466,660		235,466,660
ADS [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Share issued	1
Others [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
IPO [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares outstanding	195,191,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Share issued	8,085,000
IPO [Member] | ADS [Member]
Ordinary Shares [Line Items]
Share issued	8,085,000
Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Net proceeds (in Yuan Renminbi) | ¥	¥ 463,065
Net of issuance cost (in Yuan Renminbi) | ¥	¥ 31,776